UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05734

Diamond Hill Financial Trends Fund, Inc.

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Fair Value
Preferred Stocks — 2.4%
Banking Services — 1.0%
Citizens Funding Trust I, 0.47%	17,775	$463,039

REITs & Real Estate Management — 1.4%
iStar Financial, Inc., Series F, 0.49%	34,800	652,848

Total Preferred Stocks		1,115,887

Common Stocks — 82.3%
Banking Services — 31.6%
BB&T Corp.	7,477	234,703
City National Corp.^	9,570	502,138
First California Financial Group, Inc.*	43,445	253,284
First Niagara Financial Group, Inc.	92,145	906,707
First of Long Island Corp., The	31,256	828,284
First Republic Bank*	22,465	739,997
Huntington Bancshares, Inc.	92,490	596,561
National Penn Bancshares, Inc.	22,895	202,621
PNC Financial Services Group, Inc.	31,725	2,045,945
Popular, Inc.*	770,225	1,578,961
Sterling Bancorp^	71,370	684,438
SunTrust Banks, Inc.	46,800	1,131,156
Tower Financial Corp.*	5,279	55,957
U.S. Bancorp&,^	51,964	1,646,220
Wells Fargo & Co.&	104,710	3,574,800

		14,981,772

Consumer Financial Services — 2.0%
American Express Co.^	11,705	677,251
Discover Financial Services	7,505	250,217

		927,468

Financial Services — 14.1%
Bank of America Corp.	36,620	350,453
Bank of New York Mellon Corp., The&,^	46,443	1,120,670
CME Group, Inc.^	1,875	542,494
JPMorgan Chase & Co.&	72,248	3,321,963
Morgan Stanley&	70,045	1,375,684

		6,711,264

Insurance — 25.7%
ACE Ltd.^	9,110	666,852
Alleghany Corp.*	672	221,155
Assurant, Inc.&	10,445	423,022
Assured Guaranty Ltd.	124,816	2,061,960
Chubb Corp., The	3,135	216,660
Hartford Financial Services Group, Inc., The^	78,432	1,653,347
HCC Insurance Holdings, Inc.	15,265	475,810
Horace Mann Educators Corp.^	51,382	905,351
Old Republic International Corp.	32,710	345,090
Prudential Financial, Inc.	32,900	2,085,531
Selective Insurance Group, Inc.^	39,855	701,847
Travelers Cos., Inc., The&	12,005	710,696
White Mountains Insurance Group Ltd.	870	436,496
XL Group plc	58,630	1,271,685

		12,175,502

Other — 1.7%
CoreLogic, Inc.*	49,435	806,779

REITs & Real Estate Management — 7.2%
iStar Financial, Inc. REIT*	229,055	1,660,649
Redwood Trust, Inc. REIT^	90,395	1,012,424

Diamond Hill Financial Trends Fund, Inc.	See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares/ Par Value	Fair Value
REITs & Real Estate Management — continued
Winthrop Realty Trust REIT	65,840	$763,085

		3,436,158

Total Common Stocks		39,038,943

Corporate Bonds — 2.3%
Banking Services — 0.8%
Synovus Financial Corp., 4.88%, 2/15/13	$415,000	414,481

Insurance — 1.5%
MGIC Investment Corp., 5.38%, 11/1/15^	850,000	701,250

Total Corporate Bonds		1,115,731

Registered Investment Company — 12.0%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	5,677,851	5,677,851

Total Investment Securities — 99.0% (Cost $39,457,699)**		46,948,412
Segregated Cash With Brokers — 9.0%		4,251,384
Securities Sold Short — (8.4)% (Proceeds $3,543,764)		(4,002,632)
Net Other Assets (Liabilities) — 0.4%		212,415
NET ASSETS — 100.0%		$47,409,579

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $5,517,320.
&	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. The total aggregates to a market value of $3,400,679.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.	Diamond Hill Financial Trends Fund, Inc.

Diamond Hill Financial Trends Fund, Inc.

Schedule of Investments Sold Short

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks — 8.4%
Banking Services — 6.7%
Bank of the Ozarks, Inc.	38,235	$1,195,226
Home Bancshares, Inc.	17,815	474,057
Lakeland Bancorp, Inc.	23,990	236,305
United Bankshares, Inc.	39,236	1,132,351
WesBanco, Inc.	7,040	141,786

		3,179,725

Financial Services — 1.7%
Moody’s Corp.	8,135	342,484
Principal Financial Group, Inc.	16,280	480,423

		822,907

Total Common Stocks Sold Short
(Proceeds $3,543,764)		$4,002,632

Percentages disclosed are based on total net assets of the Fund at March 31, 2012.

Diamond Hill Financial Trends Fund, Inc.	See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.

Notes to Schedules of Investments and Securities Sold Short

March 31, 2012 (Unaudited)

Organization

The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event that materially affects the furnished price) are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

Diamond Hill Financial Trends Fund, Inc.

Notes to Schedules of Investments and Securities Sold Short

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs
Investments in Securities: (Assets)
Preferred Stocks*	$1,115,887	$—
Common Stocks*	39,038,943	—
Corporate Bonds*	—	1,115,731
Registered Investment Company	5,677,851	—

Total	45,832,681	1,115,731

Investments in Securities: (Liabilities)
Common Stocks*	$(4,002,632)	$—

*	See Schedule of Investments and Schedule of Securities Sold Short for industry classification.

Investment transactions

Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Fund records distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts once the issuers provide information about the actual composition of the distributions.

Short sales

The Fund is permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash with Brokers” on the Schedule of Investments.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Diamond Hill Financial Trends Fund, Inc.

Notes to Schedules of Investments and Securities Sold Short

March 31, 2012 (Unaudited)

Securities lending

The Fund has a securities lending agreement with Citibank, N.A. (“Citibank”). Under the terms of the agreement, Citibank is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receives cash collateral in the amount of at least 100% of the value of the securities loaned.

The cash collateral is invested in short-term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Fund pays Citibank 15% of the net securities lending income plus any costs and other charges incurred by the Fund with Citibank to be paid as credits. The securities lending income is first used to offset custody and accounting fees for the Fund and any remaining amount is paid to the Fund as securities lending income.

As of March 31, 2012, the value of securities loaned and the collateral held were as follows:

Fair Value of Securities Loaned	Fair Value of Collateral Received
$5,517,320	$5,677,851

Federal income taxes

As of March 31, 2012, the cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Tax cost of portfolio investments	$39,801,014

Gross unrealized appreciation	8,584,776
Gross unrealized depreciation	(1,437,378)

Net unrealized appreciation	$7,147,398

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Diamond Hill Financial Trends Fund, Inc.

By (Signature and Title):	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date: May 24, 2012

By (Signature and Title):	/s/ Gary R. Young
Gary R. Young, Treasurer

Date: May 24, 2012